EQUITY - Additional Information (Details) shares in Millions				3 Months Ended				12 Months Ended
	Sep. 01, 2024 shares $ / shares	Mar. 01, 2024 shares $ / shares	Mar. 01, 2023 shares $ / shares	Sep. 30, 2025 shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Dec. 31, 2025 vote $ / shares shares	Dec. 31, 2024 $ / shares shares	Aug. 13, 2024 shares	Jun. 05, 2024 shares
Common shares par value (in NT$ per share) | $ / shares								$ 10	$ 10
Number of votes per common share | vote								1
Shares allocated for exercise of employee stock options (in shares)								500,000,000.0	500,000,000.0
Number of treasury shares cancelled (in shares)										3.2
Issued and paid shares (in shares)								25,932.5	25,932.7
Percentage of earnings set aside for legal capital reserve								10.00%
Stock dividend distribution as a percentage of total distributions								50.00%
Percentage of paid in capital on reserve used to offset deficit or distribute as dividend in cash or stock								25.00%
Share repurchase program, authorized, number of shares (in shares)											3.2
American depository shares
Number of shares outstanding (in shares)								1,062.7
Issued and paid shares (in shares)								1,062.7
Ordinary shares
Number of shares outstanding (in shares)								5,313.6
Issued and paid shares (in shares)								5,313.6
Restricted share units
Common shares par value (in NT$ per share) | $ / shares	$ 10	$ 10	$ 10
Number of other equity instruments granted in share-based payment arrangement (in shares)	2.3	3.0	2.1
Number of other equity instruments forfeited in share-based payment arrangement (in shares)				0.1	0.1	1.4	0.4